Award Timing Disclosure	12 Months Ended
Jun. 30, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our annual long-term incentives for our NEOs are awarded in the form of RSUs and PRSUs, typically once per year in late July or early August, coinciding with the beginning of our fiscal year. We do not schedule our equity grants in anticipation of the release of material, non-public information (“MNPI”), nor do we time the release of MNPI based upon grant dates of equity. The Compensation and Talent Committee also does not take MNPI into account when determining the timing and terms of equity award grants. In the event MNPI becomes known to the Committee prior to granting an equity award, the Committee will take the existence of such information into consideration and use its business judgment to determine whether to delay the grant of equity to avoid any impropriety.

Award Timing Method	Our annual long-term incentives for our NEOs are awarded in the form of RSUs and PRSUs, typically once per year in late July or early August, coinciding with the beginning of our fiscal year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false